RELATED PARTY TRANSACTIONS - Summary of Transactions Carried Out With Related Parties (Details) - Related Parties - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Expenses
Remuneration expense	$ 858	$ 1,061	$ 1,855	$ 1,857
Share-based payments	1,228	972	1,725	1,555
Expenses	$ 2,086	$ 2,033	$ 3,580	$ 3,412